21 Employees benefits (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
G1 Plan [member]
Summary of employee benefits [Line Items]
Payment of benefits expected in 2021	R$ 177,347
Payment of benefits expected in 2022	172,477
Payment of benefits expected in 2023	167,906
Payment of benefits expected in 2024	162,648
Payment of benefits expected in 2025 or after	2,432,602
Payment of benefits expected	R$ 3,112,980
Duration	11.88 years
G0 plan [member]
Summary of employee benefits [Line Items]
Payment of benefits expected in 2021	R$ 169,178
Payment of benefits expected in 2022	167,263
Payment of benefits expected in 2023	164,426
Payment of benefits expected in 2024	160,721
Payment of benefits expected in 2025 or after	1,887,953
Payment of benefits expected	R$ 2,549,541
Duration	9.40 years